ANNUAL
REPORT

                                                                 AUGUST 31, 1998

TEMPLETON EMERGING
MARKETS FUND, INC.


[FRANKLIN TEMPLETON LOGO]

PAGE

[FRANKLIN TEMPLETON 50 YEAR LOGO]


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds which are managed by many of the investment professionals he selected and trained.

[PHOTO OF J. MARK MOBIUS APPEARS HERE]

J. MARK MOBIUS, PH.D.
President
Templeton Emerging
Markets Fund, Inc.

Dr. Mobius, a German citizen, has been living in emerging market countries since earning his Ph.D. in economics and political science at Massachusetts Institute of Technology in 1964. During his extensive travels, he has acquired a thorough knowledge of the business practices and customs that are unique to developing nations.

PAGE


SHAREHOLDER LETTER

Your Fund's Objective: Templeton Emerging Markets Fund seeks long-term capital appreciation by investing primarily in emerging country equity securities.

Dear Shareholder:

This annual report for Templeton Emerging Markets Fund covers the fiscal year ended August 31, 1998, a time of unusually heavy losses for emerging markets worldwide. During this period, currency devaluation throughout Asia led to severe declines in emerging market stock prices. Within this environment, the Fund posted a -54.35% one-year cumulative total return in market-price terms and a -39.69% one-year cumulative total return in net asset value terms, as discussed in the Performance Summary on page 6.

At the close of the reporting period, 68.4% of the Fund's total net assets were invested in stocks, with the remaining 31.6% in cash and other liquid assets. The portfolio was allocated among 28 emerging markets, with the largest percentages in Brazil (9.5% of total net assets), South Africa (6.9%) and Mexico (6.9%). Regionally, Asia represented the largest portion (34.7%), followed by Latin America (24.8%) and Mid-East/Africa (7.2%).

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 11 of this report.

CONTENTS

Shareholder Letter            1

Performance Summary           6

Travel Letter                 8

Financial Highlights &
Statement of Investments     10

Financial Statements         22

Notes to Financial
Statements                   25

Independent Auditor's Report 28

Tax Designation              31


[GLOBAL PYRAMID LOGO]


PAGE


Geographic Distribution
Based on Total Net Assets
8/31/98

      [PIE GRAPH]

Asia              34.7%
Latin America     24.8%
Mid-East/Africa    7.2%
Europe             1.7%
Short-Term
Investments &
Other Net Assets  31.6%

  Decline in Value of Asian
  Currencies vs. U.S. Dollar*
  8/31/97-8/31/98

  Chinese renminbi        0.1%
  Hong Kong dollar       unch.
  Indonesian rupiah     -73.7%
  Japanese yen          -13.2%
  South Korean won      -33.2%
  Malaysian ringgit     -29.9%
  Philippine peso       -31.1%
  Singapore dollar      -14.6%
  Taiwan dollar         -17.5%
  Thai baht             -18.3%

*Source: Bloomberg.

Throughout the fiscal year, many investors focused on mainland China and the Hong Kong Special Administrative Region, whose currencies faced significant devaluation pressure. Although the Hong Kong dollar's peg to the U.S. dollar came under fire following the Thai baht's devaluation in 1997, it was sustained at that time by soaring overnight interest rates. Subsequently, Hong Kong's property and stock prices fell sharply, and unemployment rose significantly. In mid-August 1998, the Hong Kong dollar came under fire once again and was preserved this time by direct government intervention, bringing the continued existence of the peg into question. On the mainland, China faced massive floods, rising unemployment and decelerating export growth.

In Europe, the Portuguese and Greek stock markets performed well, but events in Russia contributed to the crisis in securities markets throughout the world. Russian financial markets began a steady decline in May 1998, as the country's soaring government debt, slumping oil prices, speculative currency attacks, inefficient tax system, and the withholding of International Monetary Fund (IMF) loans, created seemingly insurmountable problems. Although a temporary solution was reached in July when the IMF agreed to release funds to Russia, structural problems in the tax system persisted, and the Russian parliament rejected an 'anti-crisis package' containing tax reform. This forced President Yeltsin to implement most provisions of the package by presidential decree. Finally, in August, the ruble's trading range was officially widened and its value plummeted.


2

PAGE


Latin America was not without problems either. Currency depreciation and weak commodity prices buffeted the region, and most stock markets there traded within a narrow range, with uncertainties about the future negating any significant upward movement. However, toward the end of the 12-month period, the privatization of Telecomunicacoes Brasileiras (Telebras) SA proceeded after numerous lawsuits and appeals to block the sale. The companies comprising Telebras sold for a total of US$19.4 billion, or 63.7% above the minimum asking price.* The foreign capital expected to be invested over the next few years as a result of the Telebras sale could aid development in Brazil and in our view help to restore some level of investor confidence in Latin America.

We believe that a number of companies in emerging markets are becoming undervalued and are giving rise to some well-placed investment opportunities. In our opinion, times of crisis can be times of opportunity, especially when viewed over a long-term horizon. Events such as the sale of Telebras in Brazil, and the excellent performance of stock markets in Portugal and Greece, bolster our belief that value can materialize in virtually any market. Nevertheless, investors should remember that reaping long-term benefits requires patience.

Of course, investing in foreign securities involves special risks, such as adverse economic, social and political developments in the countries where the Fund invests, as well as market and currency volatility. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small

*Source: Bloomberg.

  Total Return of Asian
  Stock Indices,
  Measured in U.S. Dollars*
  Year ended 8/31/98

  China-Shanghai
  B Share Index                              - 67.0%

  China-Shenzhen
  B Share Index                              - 62.5%

  Hong Kong-Hang Seng Index                  - 46.3%

  Indonesia-Jakarta
  Composite Index                            - 80.6%

  Japan-Nikkei 225 Index                     - 32.2%

  South Korea-Composite Index                - 70.6%

  Malaysia-Kuala Lumpur
  Composite Index                            - 72.7%

  Philippines-Composite Index                - 59.1%

  Singapore-Straits Times Index              - 56.6%

  Taiwan-TWSE Index                          - 44.7%

  Thailand-Bangkok SET Index                 - 64.7%

*Source: Bloomberg. An index is an unmanaged group of securities that is used to measure market performance. Indices include reinvested dividends. One cannot invest directly in an index.


                                                                               3

PAGE


  Top 10 Holdings*
  8/31/98

  Company,                                   % of Total
  Industry, Country                          Net Assets

  Telefonos de Mexico SA (Telmex),
  L, ADR
  Telecommunications,
  Mexico                                     3.6%

  Antofagasta Holdings Plc.
  Metals & Mining, Chile                     3.2%

  Telecomunicacoes
  Brasileiras SA (Telebras)
  Telecommunications,
  Brazil                                     2.3%

  Itausa - Investimentos SA, pfd.
  Multi-Industry, Brazil                     2.3%

  Akbank
  Banking, Turkey                            1.8%

  Finansbank
  Banking, Turkey                            1.6%

  Centrais Eletricas Brasileiras
  SA (Eletrobras), B, pfd.
  Utilities Electrical & Gas, Brazil         1.6%

  Cheung Kong Holdings Ltd.
  Multi-Industry, Hong Kong**                1.4%

  Korea Electric Power Corp.
  Utilities Electrical & Gas,
  South Korea                                1.4%

  Transportadora de Gas
  del Sur SA, B
  Energy Sources, Argentina                  1.2%

*Does not include investments in fixed-income securities, and short-term investments and other assets.

**Hong Kong reverted to the sovereignty of China on July 1, 1997.

size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. While short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. In fact, the Hong Kong equity market increased 785% in the last 15 years, but suffered six declines of more than 20% during that time.*

Please remember that this discussion reflects our views, opinions and portfolio holdings as of August 31, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you better understand our investment and management philosophy.

We thank you for your participation in Templeton Emerging Markets Fund and welcome your comments and suggestions.

Sincerely,

/s/ J. Mark Mobius

J. Mark Mobius, Ph.D
President
Templeton Emerging Markets Fund, Inc.

*Source: Bloomberg. Based on quarterly percentage price change over 15 years ended June 30, 1998. Market returns are measured in Hong Kong dollars.


4

PAGE


IMPORTANT NOTICE TO SHAREHOLDERS

INTRODUCTION OF THE EURO. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the Euro, which will replace the national currency for participating member countries. If the Fund holds investments in countries with currencies replaced by the Euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

The process to establish the Euro may result in market volatility. It is not possible to predict the impact of the Euro on the business or financial condition of European issuers or on the Fund. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the Fund holds non-U.S. dollar (Euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

Franklin Resources, Inc. has created an interdepartmental team to handle all Euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that the Fund will not be adversely affected, the manager and its affiliated service providers are taking steps that they believe are reasonably designed to address the Euro issue.

YEAR 2000. The Fund's business operations use a worldwide network of computer systems. Many of them have date fields that use two digits to represent the date and these systems must be replaced or modified, so that they can distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 bug.)

When the year 2000 arrives, the Fund's operations could be affected if the computer systems used by the manager, its service providers and other third parties it does business with are not Year 2000 ready. For example, the Fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The Fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker/dealers or foreign markets are not ready for year 2000.

The Fund's manager and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to get ready for Year 2000. Of course, the Fund's ability to reduce the effects of Year 2000 issues is also very much dependent upon the efforts of third parties.

In evaluating current and potential portfolio positions, Year 2000 is one of the factors that the Fund's manager takes into consideration. It will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S., and in particular in emerging markets, may not be required to make the level of disclosure regarding Year 2000 readiness that is required in the U.S. Like with many other matters, the manager, of course, cannot audit each portfolio company and its major suppliers, and so cannot verify their Year 2000 readiness. If the value of a Fund investment is adversely affected by a Year 2000 problem, the net asset value of the Fund will be affected as well.


                                                                               5

PAGE

PERFORMANCE SUMMARY

In market-price terms, Templeton Emerging Markets Fund produced a -54.35% cumulative total return for the one-year period ended August 31, 1998. Based on the change in net asset value (in contrast to market price), the Fund delivered a -39.69% cumulative total return for the same period. Both total return figures assume reinvestment of distributions in accordance with the dividend reinvestment and cash purchase plan.

While we expect market volatility in the short term, we have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on the following page, based on the change in market price, the Fund delivered a 231.89% cumulative total return for the period from its inception on February 26, 1987, through August 31, 1998.

During the reporting period, the Fund's closing price on the New York Stock Exchange decreased $13.9375 per share, from $23.125 on August 31, 1997, to $9.1875 on August 31, 1998, while the net asset value decreased $9.82 per share, from $20.67 to $10.85.

Past performance is not predictive of future results.


6

PAGE


Shareholders received per-share distributions of $2.115 in long-term capital gains, 6 cents ($0.060) in short-term capital gains, and 26.5 cents ($0.265) in income dividends. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

  TEMPLETON EMERGING MARKETS FUND
  Periods ended 8/31/98

                                                                                          SINCE
                                                                                        INCEPTION
                                           1-YEAR        5-YEAR          10-YEAR        (2/26/87)
Cumulative Total Return(1)
  Based on change in net asset value       -39.69%          1.85%        309.20%        320.35%
  Based on change in market price          -54.35%       -31.25%         311.74%        231.89%
Average Annual Total Return(2)
  Based on change in net asset value       -39.69%          0.37%         16.94%         13.28%
  Based on change in market price          -54.35%        -7.22%          17.02%         10.98%

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

All calculations assume reinvestment of distributions, either at net asset value or at market price on the reinvestment date, in accordance with the dividend reinvestment and cash purchase plan, and do not reflect any sales charges paid at inception, or brokerage commissions paid on secondary market purchases. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.


                                                                               7

PAGE


THE FOLLOWING LETTER WAS WRITTEN BY DR. MOBIUS AFTER A TRIP TO KOREA.

We write this letter from Seoul, the capital of the Republic of Korea (South Korea). When I first arrived here in 1963, the country might have been described as a "basket case." It was still recovering from the Korean War, World War II, and before that, a long period of domination by Japan. Economic conditions were bad, and the government required that the white rice loved by Koreans be mixed with barley or beans to make it go further, and to enrich it with proteins and vitamins. Even so, many Koreans endured a meager diet and went to bed hungry.

Today, despite the financial crisis gripping the country, standards of living have risen to heights unimaginable in 1963. Why? Certainly not because of extensive natural resources. The area's mineral reserves are located mostly in North Korea, and the country's beautiful forests have been decimated by war and by desperate people seeking firewood during the bitter winters. The Korean people did it by pure force of will and determination. They pulled themselves up "by the bootstraps" and turned Korea into an export powerhouse, covering the globe with a wide range of electronics goods, automobiles, and some of the world's most efficiently produced steel. Creating a high technology industrial "miracle," they matched the Japanese in many fields, despite a much smaller domestic market.


8

PAGE


But, built on the basis of state planning, as in Japan, this powerhouse evolved into an industrial structure where banks favored loans to chaebol (giant business groups), which leveraged themselves to the hilt and invested heavily in a wide range of businesses, from shipbuilding to shoes and soup pans. And when the Thai financial crisis spread throughout Asia in 1997, Korea faced the biggest challenge to its prosperity since the Korean War.

Its banks faced non-performing loans, its chaebol groaned under unpayable debt, and its stock market hit new lows. Pessimism became the order of the day. However, we have noticed the beginnings of recovery as we talk with company managers during this visit. One banker told us that one-quarter of his bank's workforce had been laid off with the cooperation of the union. And management had taken a 15% pay cut to show solidarity with the staff. It is this kind of determination and discipline which, in our opinion, should put Korea's economy and stock market back on their feet in the not too distant future.*

Sincerely,

/s/ J. Mark Mobius

J. Mark Mobius, Ph.D
President
Templeton Emerging Markets Fund, Inc.

*This letter reflects our opinions as of the close of the period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition.


                                                                               9

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Highlights

                                                                                YEAR ENDED AUGUST 31,
                                                               --------------------------------------------------------
                                                                 1998        1997        1996        1995        1994
                                                               --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the year)
Net asset value, beginning of year.........................      $20.67      $17.26      $18.23      $22.77      $17.94
                                                               --------------------------------------------------------
Income from investment operations:
 Net investment income.....................................         .26         .27         .25         .23         .10
 Net realized and unrealized gains (losses)................       (7.64)       4.27        1.20       (1.62)       5.87
                                                               --------------------------------------------------------
Total from investment operations...........................       (7.38)       4.54        1.45       (1.39)       5.97
                                                               --------------------------------------------------------
Less distributions from:
 Net investment income.....................................        (.26)       (.21)       (.26)       (.10)       (.29)
 Net realized gains........................................       (2.18)       (.92)      (2.16)      (3.05)       (.85)
                                                               --------------------------------------------------------
Total distributions........................................       (2.44)      (1.13)      (2.42)      (3.15)      (1.14)
                                                               --------------------------------------------------------
Net asset value, end of year...............................      $10.85      $20.67      $17.26      $18.23      $22.77
                                                               --------------------------------------------------------
Total Return
 Based on market value per share...........................    (54.35)%      33.81%       7.45%    (16.94)%      26.11%
 Based on net asset value per share........................    (39.69)%      27.34%       8.69%     (8.53)%      33.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)............................    $182,352    $342,002    $283,678    $294,962    $363,760
Ratios to average net assets:
 Expenses..................................................       1.70%       1.67%       1.71%       1.73%       1.78%
 Net investment income.....................................       1.58%       1.38%       1.51%       1.28%        .46%
Portfolio turnover rate....................................      40.51%      12.60%       8.83%      27.58%       6.50%

                       See Notes to Financial Statements.
 10

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES 68.4%
ARGENTINA 2.0%
*Atanor Cia Nacional Para la Industria Quimica SA,
  D.................................................              Chemicals                    57,964     $     34,206
Capex SA, A.........................................     Utilities Electrical & Gas            45,400          164,381
Central Costanera SA, B.............................     Utilities Electrical & Gas            11,601           23,787
Garovaglio Y Zorraquin SA...........................              Chemicals                   176,191          167,415
Molinos Rio de Plata SA, B..........................      Food & Household Products           113,321          156,414
Nobleza Piccardo Sdad Industrial Comercial y
  Financial.........................................         Beverages & Tobacco               20,760           53,987
Quilmes Industrial SA...............................         Beverages & Tobacco                7,900           55,795
Siderca SA, A.......................................           Metals & Mining                 35,000           34,482
*Sociedad Comercial del Plata Cadelplata Come.......           Multi-Industry               1,176,430          635,399
Transportadora de Gas del Sur SA, B.................           Energy Sources                 167,738          317,088
Transportadora de Gas del Sur SA, B, ADR............           Energy Sources                 200,500        1,904,750
YPF Sociedad Anonima, ADR...........................           Energy Sources                   8,575          189,722
                                                                                                          ------------
                                                                                                             3,737,426
                                                                                                          ------------
BRAZIL 9.5%
Banco Bradesco SA...................................               Banking                197,300,741        1,099,748
*Banco Bradesco SA BBD, rts. .......................               Banking                  5,425,369              553
Banco Bradesco SA, pfd. ............................               Banking                161,422,504          905,250
*Banco Bradesco SA BBD, rts., pfd. .................               Banking                  4,438,790              490
Banco do Brasil SA..................................               Banking                    224,000            1,494
Banco do Brazil SA, pfd. ...........................               Banking                  8,190,000           73,069
Centrais Eletricas Brasileiras SA (Electrobras), B,
  pfd. .............................................     Utilities Electrical & Gas       186,927,770        2,858,951
*Centrais Geradoras Do Sul Do Brasil SA (Gerasul),
  pfd. .............................................     Utilities Electrical & Gas       189,527,770          191,637
*Cia Mesbla SA, pfd. ...............................            Merchandising               6,825,690            2,320
Copene-Petroquimica do Nordeste SA, A, pfd. ........              Chemicals                 5,742,800          976,017
Duratex SA, pfd.....................................       Forest Products & Paper          8,687,800          243,604
Itausa-Investimentos SA, pfd. ......................           Multi-Industry               7,947,346        4,186,723
*Mannesmann SA......................................       Machinery & Engineering              1,468              123
*Mannesmann SA, pfd. ...............................       Machinery & Engineering          1,951,344          152,556
Petroleo Brasileiro SA (Petrobras), pfd. ...........           Energy Sources              20,839,966        2,124,901
++Receipts of Telebras Stock........................         Telecommunications            83,151,950        4,239,202
Unibanco Uniao de Bancos Brasileiros SA, unit.......               Banking                  7,223,468          220,957
                                                                                                          ------------
                                                                                                            17,277,595
                                                                                                          ------------
CHILE 3.3%
Antofagasta Holdings Plc. ..........................           Metals & Mining              1,847,181        5,876,930
Empresa Nacional de Electricidad SA, ADR............      Electrical & Electronics             21,600          195,750
                                                                                                          ------------
                                                                                                             6,072,680
                                                                                                          ------------
CHINA .6%
China Resources Enterprises Ltd. ...................             Real Estate                  332,000          239,922
China Southern Glass Co. Ltd., B....................   Building Materials & Components        483,092           54,237
China Vanke Co. Ltd., B.............................             Real Estate                  130,328           37,000
Chiwan Wharf Holdings Ltd., B.......................           Transportation               1,058,000          143,357
Guangshen Railway Co. Ltd., ADR.....................           Transportation                  12,700           53,181

                                                                              11

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
CHINA (CONT.)
Guangshen Railway Co. Ltd., H.......................           Transportation                 834,000     $     77,489
*Luoyang Glass Co. Ltd., H..........................    Misc Materials & Commodities           71,000            1,842
Shandong Huaneng Power Development Co. Ltd., ADR....     Utilities Electrical & Gas            29,000          105,125
*Shanghai Chlor-Alkali Chemical Co. Ltd., B.........              Chemicals                   990,800           75,301
*Shanghai Jin Jiang Tower Co. Ltd., B...............          Leisure & Tourism               597,360           52,568
*Shanghai New Asia Group Co. Ltd., B................      Food & Household Products           102,362           13,102
Shanghai Petrochemical Co. Ltd., H..................              Chemicals                   524,000           28,062
*Shanghai Steel Tube Co. Ltd., B....................       Machinery & Engineering            388,400           25,634
*Shanghai Tyre & Rubber Co. Ltd., B.................        Industrial Components             675,730           75,682
*Shanghai Vacuum Electron Devices Co. Ltd., B.......   Appliances & Household Durables        710,432           89,514
Shanghai Yaohua Pilkington Glass, B.................   Building Materials & Components        179,250           17,925
                                                                                                          ------------
                                                                                                             1,089,941
                                                                                                          ------------
COLOMBIA 1.3%
Bavaria SA..........................................         Beverages & Tobacco               92,400          355,609
Cementos Argos SA...................................   Building Materials & Components        556,528        1,350,468
Cia Colombiana de Tabacos SA........................         Beverages & Tobacco               70,000           82,747
Compania Nacional de Chocolates SA..................      Food & Household Products            79,955          238,366
Compania Suramericana de Inversiones SA.............              Insurance                   155,540          235,087
Valores Bavaria SA..................................         Financial Services                20,000           22,657
                                                                                                          ------------
                                                                                                             2,284,934
                                                                                                          ------------
CZECH REPUBLIC .1%
*CEZ AS.............................................     Utilities Electrical & Gas            15,600          283,139
*SPT Telecom AS.....................................         Telecommunications                 5,000           55,988
                                                                                                          ------------
                                                                                                               339,127
                                                                                                          ------------
GHANA
Ashanti Goldfields Co. Ltd., GDR....................           Metals & Mining                 23,638          147,738
                                                                                                          ------------
HONG KONG 6.6%
CDL Hotel International Ltd. .......................          Leisure & Tourism                61,025           14,008
Cheung Kong Holdings Ltd. ..........................           Multi-Industry                 671,000        2,597,688
Citic Pacific Ltd. .................................           Multi-Industry                 543,000          693,710
CLP Holdings Ltd. ..................................     Utilities Electrical & Gas            15,500           65,207
Dairy Farm International Holdings Ltd. .............            Merchandising                 254,116          241,410
Hang Lung Development Co. Ltd. .....................             Real Estate                2,531,000        1,959,686
HSBC Holdings Plc. .................................               Banking                     93,046        1,975,180
Hutchison Whampoa Ltd. .............................           Multi-Industry                 238,000        1,031,952
Jardine Matheson Holdings Ltd. .....................           Multi-Industry                 214,686          382,141
Jardine Strategic Holdings Ltd. ....................           Multi-Industry                 124,500          145,665
Lai Sun Garment International Ltd. .................           Multi-Industry                  19,000            2,820
New World Development Co. Ltd. .....................             Real Estate                1,669,605        1,799,050

 12

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
HONG KONG (CONT.)
Ng Fung Hong Ltd. ..................................      Food & Household Products           132,000     $     71,969
Sun Hung Kai Properties Ltd. .......................             Real Estate                  358,204        1,100,146
                                                                                                          ------------
                                                                                                            12,080,632
                                                                                                          ------------
HUNGARY .9%
Borsodchem RT.......................................              Chemicals                    16,972          374,583
Borsodchem RT, GDR..................................              Chemicals                    19,500          430,950
Fotex First Hungarian-American Photo-Service Co. ...           Multi-Industry                 973,000          446,848
Graboplast Textil Es Muborgyarto RT.................         Textiles & Apparel                15,450          234,216
Tiszai Vegyi Kombinat RT............................              Chemicals                    19,250          240,325
                                                                                                          ------------
                                                                                                             1,726,922
                                                                                                          ------------
INDIA 2.5%
Arvind Mills Ltd. ..................................         Textiles & Apparel                42,300           32,829
*ATV Projects India Ltd. ...........................       Machinery & Engineering            200,000            6,350
Bharat Petroleum Corporation, Ltd. .................           Energy Sources                  86,100          507,852
Bombay Dyeing & Manufacturing Co. Ltd. .............              Chemicals                    25,550           28,903
Garden Silk Mills Ltd. .............................         Textiles & Apparel                79,000           22,295
Grasim Industries Ltd. .............................           Multi-Industry                  27,050          101,851
*Grasim Industries Ltd., GDR........................           Multi-Industry                     500            1,725
Great Eastern Shipping Co. Ltd. ....................           Transportation                  63,500           32,631
Gujarat Narmada Valley Fertilizers Co. Ltd. ........              Chemicals                    23,600            9,214
Hindalco Industries Inc., GDR.......................           Metals & Mining                 10,000           92,000
Hindustan Organic Chemicals Ltd. ...................              Chemicals                     2,000              407
Hindustan Petroleum Corporation Ltd. ...............           Energy Sources                  21,000          138,238
India Cements Ltd. .................................   Building Materials & Components         26,300           29,071
*India Cements Ltd., GDR............................   Building Materials & Components         61,890           68,079
*Indian Petrochemicals Corp. Ltd. ..................              Chemicals                    63,500           62,574
*Indian Rayon & Industries Ltd. ....................           Multi-Industry                  27,750           77,533
Indian Rayon & Industries Ltd., GDR.................           Multi-Industry                   8,700           21,315
Indo Gulf Fertilisers & Chemicals Corp. Ltd. .......              Chemicals                    54,000           40,640
Industrial Credit & Inv. Corp. of India.............         Financial Services               439,600          719,054
Industrial Credit & Inv. Corp. of India, GDR........         Financial Services                10,400           93,600
Larsen & Toubro Ltd. ...............................           Multi-Industry                 179,150          730,588
Larsen and Toubro Ltd., GDR reg S...................           Multi-Industry                  49,900          364,270
Madras Cements Ltd. ................................   Building Materials & Components            905           92,416
Mahanagar Telephone Nigam Ltd. .....................         Telecommunications                42,000          198,344
National Aluminium Co. Ltd. ........................           Metals & Mining                211,100           89,365
Reliance Industries Ltd. ...........................              Chemicals                    75,400          190,983
Reliance Industries Ltd., GDR.......................              Chemicals                    81,900          374,693
Tata Chemicals Ltd. ................................              Chemicals                    52,800          123,618
Tata Engineering & Locomotive Co. (Telco)...........       Machinery & Engineering             33,100          100,732
Tata Iron & Steel Co., Ltd. ........................           Metals & Mining                    600            1,271
Wockhardt...........................................       Health & Personal Care              31,700          187,650
                                                                                                          ------------
                                                                                                             4,540,091
                                                                                                          ------------

                                                                              13

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
INDONESIA 1.7%
*Asia Pulp & Paper Co. Ltd., ADR....................       Forest Products & Paper            137,700     $    714,319
*PT Barito Pacific Timber TBK.......................       Forest Products & Paper          6,233,500          155,132
*PT BBL Dharmala Finance, fgn. .....................         Financial Services               163,000           19,176
*PT Charoen Pokphand Indonesia......................      Food & Household Products         1,828,000           16,543
*PT Ciputra Dev. ...................................             Real Estate                  732,000            8,281
*PT Indah Kiat Pulp & Paper Corp. TBK...............       Forest Products & Paper            343,300           85,437
*PT Indah Kiat Pulp & Paper Corp. TBK, wts. ........       Forest Products & Paper             25,920            3,519
PT Indocement Tunggal Prakarsa......................   Building Materials & Components      1,016,000          301,122
*PT Indofoods Sukses Makmurr........................      Food & Household Products           422,250           58,274
PT Indosat..........................................         Telecommunications                80,000           54,299
*PT Jakarta International Hotel & Development.......             Real Estate                  294,500            4,664
*PT Kalbe Farma.....................................       Health & Personal Care             141,500            4,162
PT Lippo Life Insurance TBK.........................              Insurance                   872,500           13,818
*PT Metrodata Electronic............................      Electrical & Electronics            740,267           63,576
*PT Modern Photo Film Co. ..........................           Multi-Industry                  17,500              693
*PT Pakuwon Jati....................................             Real Estate                  232,000              525
*PT Semen Cibinong, loc. ...........................   Building Materials & Components      4,587,500          103,790
PT Semen Gresik.....................................   Building Materials & Components        394,000          270,095
*PT Sinar Mas Agro Resources & Technology Corp. ....      Food & Household Products            92,400           14,215
*PT Sinar Mas Multi Artha, fgn. ....................         Financial Services                67,050           20,176
*PT Sumalindo Lestari Jaya TBK......................       Forest Products & Paper            123,000            4,592
PT Telekomunikasi Indonesia (Persero), B............         Telecommunications             4,246,500          903,102
*PT Tempo Scan Pacific..............................       Health & Personal Care             207,000            3,747
PT Timah TBK........................................           Metals & Mining                413,000          194,353
*PT Tjiwi Kimia TBK.................................       Forest Products & Paper          1,205,000          169,027
*PT United Tractors.................................       Machinery & Engineering             85,000            2,115
                                                                                                          ------------
                                                                                                             3,188,752
                                                                                                          ------------
ISRAEL .2%
Clal Industries Ltd. ...............................           Multi-Industry                  62,649          326,839
First International Bank of Israel..................               Banking                         40              237
                                                                                                          ------------
                                                                                                               327,076
                                                                                                          ------------
MALAYSIA 3.4%
AMMB Holdings Bhd. .................................         Financial Services               234,000           81,070
Berjaya Singer Bhd. ................................   Appliances & Household Durables         57,000           10,759
Boustead Holdings Bhd. .............................      Food & Household Products           254,000          108,634
Edaran Otomobil Nasional Bhd. ......................             Automobiles                    3,000            2,580
Federal Flour Mills Bhd. ...........................      Food & Household Products           994,998          523,026
Genting Bhd. .......................................          Leisure & Tourism               296,000          544,579
Golden Hope Plantations Bhd. .......................    Misc Materials & Commodities           37,000           21,217
Hong Leong Industries Bhd. .........................           Multi-Industry                  51,800           30,694
Hong Leong Industries Bhd., wts. ...................           Multi-Industry                   4,500              247
Hong Leong Properties Bhd., fgn. ...................             Real Estate                  248,000           18,666
Island & Peninsula Bhd. ............................             Real Estate                   45,000           16,934

 14

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
MALAYSIA (CONT.)
Kian Joo Can Factory Bhd. ..........................        Industrial Components             140,000     $     99,349
Leader Universal Holdings Bhd. .....................        Industrial Components             195,000           19,336
Malayawata Steel Bhd. ..............................           Metals & Mining              1,095,000          160,250
Malaysian Airlines System Bhd. .....................           Transportation                 220,000           80,951
Malaysian International Shipping Corp., fgn. .......           Transportation               1,430,666        1,408,361
MBF Capital Bhd. ...................................         Financial Services                34,000            2,965
Oriental Holdings Bhd. .............................             Automobiles                1,515,408        1,455,574
Perlis Plantations Bhd. ............................           Multi-Industry                 963,348          801,016
Perusahaan Otomobil Nasional Bhd., fgn. ............             Automobiles                    1,000              483
Public Finance Bhd., fgn. ..........................         Financial Services               140,000           24,419
*Renong Bhd. .......................................           Multi-Industry                 266,000           21,609
Resorts World Bhd. .................................          Leisure & Tourism               626,000          481,625
Shangri-La Hotels (Malaysia) Bhd. ..................          Leisure & Tourism               145,000           27,890
Tanjong Plc. .......................................  Recreation & Other Consumer Goods       208,000          184,878
Technology Resources Industries Bhd. ...............           Multi-Industry                 117,000           16,494
                                                                                                          ------------
                                                                                                             6,143,606
                                                                                                          ------------
MEXICO 6.9%
Alfa SA de CV, A....................................           Multi-Industry                 642,000        1,448,919
*Altos Hornos de Mexico SA..........................           Metals & Mining                  3,000            2,949
Cemex SA............................................   Building Materials & Components         15,427           30,948
Cemex SA, B.........................................   Building Materials & Components        514,250        1,263,767
*Cifra SA, C........................................            Merchandising                 686,543          757,508
DESC SA de CV DESC, A...............................           Multi-Industry                 108,000          397,573
*Grupo Financiero Banamex Accival SA, B.............               Banking                    461,000          388,425
*Grupo Financiero Banamex Accival SA, L.............               Banking                    719,459          519,595
*Grupo Financiero Bancomer SA de CV, B..............               Banking                  1,185,000          145,012
*Grupo Financiero Bancomer SA de CV, L..............               Banking                  2,669,370          293,190
*Grupo Financiero Serfin SA de CV, B................               Banking                  1,007,411           54,567
Telefonos de Mexico SA (Telmex), L, ADR.............         Telecommunications               185,700        6,627,169
Vitro SA............................................      Food & Household Products           501,355          629,617
                                                                                                          ------------
                                                                                                            12,559,239
                                                                                                          ------------
PAKISTAN .7%
*DG Khan Cement Co. ................................   Building Materials & Components         26,000            1,640
Engro Chemical Pakistan Ltd. .......................              Chemicals                   155,135          190,681
Fauji Fertilizer Co. Ltd. ..........................              Chemicals                    67,000           63,706
National Development Leasing Corp. .................         Financial Services                75,927            5,622
Pakistan Telecommunications Corp., PTC, A...........         Telecommunications             2,477,000        1,056,976
                                                                                                          ------------
                                                                                                             1,318,625
                                                                                                          ------------
PERU 1.0%
Telefonica Del Peru SA, B, ADR......................         Telecommunications               136,400        1,756,150
                                                                                                          ------------

                                                                              15

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
PHILIPPINES 2.0%
*A Soriano Corp. ...................................           Multi-Industry               1,059,000     $     18,738
Ayala Corp., B......................................           Multi-Industry                 171,400           24,262
*Digital Telecommunications Philippines Inc. .......         Telecommunications               360,000            5,178
Filinvest Development Corp. ........................             Real Estate                1,066,000           35,533
*Keppel Philippine Holdings Inc., B.................       Machinery & Engineering            723,975           12,727
*Metro Pacific Corp. MDI............................           Multi-Industry                 502,740            7,461
*Petron Corporation.................................           Energy Sources                 949,000           57,417
*Philex Mining Corp., B.............................           Metals & Mining              8,231,008           56,377
Philippine Long Distance Telephone Co., ADR.........         Telecommunications               124,706        1,948,531
*Philippine National Bank...........................               Banking                    550,430          320,456
RFM Corp. ..........................................      Food & Household Products         5,713,100          691,311
+RFM Corporation, 10.00%, cvt., pfd. ...............      Food & Household Products         1,049,109PHP       117,366
Sime Darby Pilipinas Inc. ..........................        Industrial Components             560,286          268,630
                                                                                                          ------------
                                                                                                             3,563,987
                                                                                                          ------------
POLAND .2%
Elektrim SA.........................................           Multi-Industry                  13,750          114,430
Gorazdze SA.........................................   Building Materials & Components          2,625           25,158
*Impexmetal SA, A...................................           Metals & Mining                  1,603            6,283
Mostostal Export SA.................................       Construction & Housing             109,463           82,281
*Orbis SA...........................................          Leisure & Tourism                 3,696           22,821
Polifarb Cieszyn Wroclaw SA.........................              Chemicals                    29,698           39,066
*Rolimpex SA........................................   Wholesale & International Trade            823            1,083
Warta SA............................................              Insurance                     2,566           45,465
*Zaklady Plyt Wiorowych Grajewo AS..................       Forest Products & Paper              1,800           20,295
                                                                                                          ------------
                                                                                                               356,882
                                                                                                          ------------
RUSSIA .3%
Aeroflot............................................           Transportation                     300            6,000
GUM Trade House.....................................            Merchandising                  30,000           25,500
Irkutskenergo.......................................     Utilities Electrical & Gas           439,500           12,086
Mosenergo...........................................     Utilities Electrical & Gas         3,443,000           51,645
Norilsk Nickel......................................           Metals & Mining                 36,100           31,927
Red October.........................................      Food & Household Products            22,000          117,370
*Rostelekom.........................................         Telecommunications                11,000            6,710
*Rostelekom, pfd. ..................................         Telecommunications               138,400           66,432
*Saint Petersburg City Telephone Network, pfd., A...         Telecommunications                46,000            8,400
*Tyumen Aviatrans...................................         Telecommunications               530,000            8,321
Unified Energy System...............................     Utilities Electrical & Gas         7,183,900          251,437
Unified Energy System, pfd. ........................     Utilities Electrical & Gas         1,260,000           25,263
                                                                                                          ------------
                                                                                                               611,091
                                                                                                          ------------
SINGAPORE 4.3%
Acer Computer International Ltd. ...................      Electrical & Electronics             13,000            2,210
Acma Ltd. ..........................................      Electrical & Electronics            416,000          132,342

 16

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SINGAPORE (CONT.)
Asia Pacific Breweries Ltd. ........................         Beverages & Tobacco               24,000     $     39,865
City Developments Ltd. .............................       Construction & Housing             658,000        1,155,946
Cycle & Carriage Ltd. ..............................             Automobiles                  203,000          269,752
Delgro Corp. .......................................           Transportation               1,819,200          880,919
First Capital Corp. Ltd. ...........................             Real Estate                  180,000           32,939
Fraser and Neave Ltd. ..............................         Beverages & Tobacco              372,000          592,770
G P Batteries International Ltd. ...................      Electrical & Electronics             26,000           28,401
*G P Batteries International Ltd., wts. ............      Electrical & Electronics              8,750            3,695
*Hai Sun Hup Group Ltd. ............................           Transportation                 375,000           42,230
*Hai Sun Hup Group Ltd., wts. ......................           Transportation                  33,600              851
*Hong Leong Finance Ltd., fgn. .....................         Financial Services               270,000          159,628
*Inchcape Marketing Services Ltd., fgn. ............      Broadcasting & Publishing            40,000            9,459
Inchcape Motores Ltd., fgn. ........................   Wholesale & International Trade         40,000           14,077
*Jaya Holdings Ltd. ................................           Transportation                 331,500           69,996
*Jaya Holdings Ltd., wts. ..........................           Transportation                  36,780              518
Jurong Shipyard Ltd., fgn. .........................       Machinery & Engineering             17,000           72,748
Keppel Corp., Ltd. .................................           Transportation                 662,000          540,484
MCL Land Ltd. ......................................             Real Estate                  161,000           33,088
Metro Holdings Ltd. ................................   Wholesale & International Trade         40,000           10,248
Natsteel Ltd. ......................................           Metals & Mining                162,000          100,338
*Neptune Orient Lines Ltd. .........................           Transportation                   8,000            1,599
*Osprey Maritime Ltd. ..............................           Transportation                 320,000           95,496
*Osprey Maritime Ltd., cvt., pfd. ..................           Transportation                  66,960           22,056
Overseas Chinese Banking Corp. Ltd., fgn. ..........               Banking                    378,000          974,797
Overseas Union Enterprise Ltd. .....................          Leisure & Tourism                57,400           63,993
Prima Ltd. .........................................      Food & Household Products           511,000          417,202
Republic Hotels & Resorts Ltd. .....................          Leisure & Tourism                98,000           20,968
Robinson & Co., Ltd. ...............................            Merchandising                   5,000           11,261
Rothmans Industries Ltd. ...........................         Beverages & Tobacco                1,000            3,998
SBS Bus Service Ltd., fgn. .........................           Transportation               1,032,100          363,211
Sembawang Corp. Ltd. ...............................           Multi-Industry                 385,000          463,908
Singapore Petroleum Company, fgn. ..................              Chemicals                    44,000            9,414
Tibs Holdings Ltd. .................................           Transportation                 140,700           41,988
Times Publishing Ltd. ..............................      Broadcasting & Publishing            26,000           27,815
United Industrial Corporation Ltd. .................             Real Estate                  693,000          158,032
United Overseas Bank Ltd., fgn. ....................               Banking                    305,000          721,284
United Overseas Land Ltd. ..........................             Real Estate                  421,000          132,748
WBL Corp. Ltd. .....................................           Multi-Industry                 114,000           38,514
                                                                                                          ------------
                                                                                                             7,760,788
                                                                                                          ------------
SLOVAK REPUBLIC .2%
Nafta Gbely AS......................................     Utilities Electrical & Gas             5,662           65,269
Slovnaft AS.........................................              Chemicals                     8,000          151,853
Vychodoslovenske Zeleziarne AS......................           Metals & Mining                  5,000           58,911
                                                                                                          ------------
                                                                                                               276,033
                                                                                                          ------------

                                                                              17

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH AFRICA 6.9%
Aeci Ltd. ..........................................              Chemicals                    84,000     $    258,854
Alpha Ltd. .........................................   Building Materials & Components          7,000           65,912
Anglo American Industrial Corp. Ltd. ...............           Multi-Industry                  56,263          612,958
Anglo American Corp of South Africa Ltd. ...........           Metals & Mining                 80,000        2,017,042
Anglovaal Industried Ltd. ..........................           Multi-Industry                 231,825          198,442
Barlow Ltd. ........................................           Multi-Industry                 331,144        1,198,257
Bonnita Holdings Ltd. ..............................      Food & Household Products            80,000           33,244
CG Smith Ltd. ......................................           Multi-Industry                 709,500        1,325,085
De Beers Centenary Linked Units, Reg. ..............    Misc Materials & Commodities           43,900          530,879
*Del Monte Royal Foods Ltd. ........................      Food & Household Products           517,825          128,948
Dunlop Africa Ltd. .................................        Industrial Components              61,000            9,494
Edgars Stores Ltd. .................................         Textiles & Apparel                19,725           69,073
Engen Ltd. .........................................           Energy Sources                 156,324          468,346
Iscor Ltd. .........................................           Metals & Mining              1,290,738          255,124
Kersaf Investments Ltd. ............................          Leisure & Tourism                15,000           38,520
Malbak Ltd. ........................................           Multi-Industry                 105,500           36,123
+McCarthy Retail Ltd., cvt., zero coupon, 9/30/03...           Multi-Industry                  38,833ZAR        24,175
Palabora Mining Co. Ltd. ...........................           Metals & Mining                 39,500          149,080
Plate Glass & Shatterprufe Industries Ltd. .........   Building Materials & Components         14,480           60,847
Polifin Ltd. .......................................              Chemicals                   159,800          111,918
*Rainbow Chicken Ltd. ..............................      Food & Household Products         1,093,000           45,930
Rembrandt Group Ltd. ...............................           Multi-Industry                 191,700          859,260
Reunert Ltd. .......................................      Electrical & Electronics             97,000           67,935
*Sappi Ltd. ........................................       Forest Products & Paper            178,000          555,449
Sasol Ltd. .........................................           Energy Sources                 422,500        1,775,417
South African Breweries Ltd. .......................         Beverages & Tobacco               71,152        1,002,180
Sun International (South Africa) Ltd. ..............          Leisure & Tourism                79,200           13,189
Tongaat-Hulett Group Ltd. ..........................           Multi-Industry                  92,081          617,671
Toyota South Africa Limited.........................             Automobiles                   12,000           30,816
                                                                                                          ------------
                                                                                                            12,560,168
                                                                                                          ------------
SOUTH KOREA 3.5%
Daegu Bank Co. Ltd. ................................               Banking                     74,484           79,972
*Daewoo Electronics Co. ............................      Electrical & Electronics             20,200           44,124
Dongkuk Steel Mill Co. Ltd. ........................           Metals & Mining                 15,700           46,850
Hae In Corp. Ltd. ..................................            Merchandising                  15,310           66,886
Hankook Cosmetics Co. Ltd. .........................       Health & Personal Care               8,700           54,113
Korea Electric Power Corp. .........................     Utilities Electrical & Gas           198,200        2,553,632
Kyung Dong Boiler Co. Ltd. .........................     Energy Equipment & Services            8,154           56,755
LG Electronics Inc. ................................      Electrical & Electronics            139,760        1,117,666
Saehan Precision Co. Ltd. ..........................      Electrical & Electronics             16,785          185,187
Samsung Display Devices Ltd. .......................      Electrical & Electronics             64,438        1,669,996
Samsung Electronics Co. Ltd. .......................           Multi-Industry                   1,625           54,026
*Samsung Electronics Co. Ltd., rts. ................           Multi-Industry                     156            1,802
*Samsung Heavy Industries Co. Ltd. .................       Machinery & Engineering             11,000           54,491

 18

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
SOUTH KOREA (CONT.)
*Samsung Heavy Industries Co. Ltd., rts. ...........       Machinery & Engineering              4,960     $      1,543
Shin Poong Paper Manufacturing Co. Ltd. ............       Forest Products & Paper              2,000           13,032
Shin Young Wocoal Inc. .............................         Textiles & Apparel                 1,610           45,004
Ssangyong Oil Refining Co. Ltd. ....................     Energy Equipment & Services           29,710          223,292
*Tong Yang Merchant Bank............................         Financial Services                10,399           30,031
                                                                                                          ------------
                                                                                                             6,298,402
                                                                                                          ------------
SRI LANKA .1%
Aitken Spence & Co. Ltd. ...........................           Multi-Industry                  46,533           65,890
United Motor Lanka Ltd. ............................             Automobiles                  108,320           46,095
                                                                                                          ------------
                                                                                                               111,985
                                                                                                          ------------
THAILAND 3.8%
Advanced Info Service Ltd., fgn. ...................         Telecommunications               134,000          543,675
American Standard Sanitaryware Public Co. Ltd.,
  fgn. .............................................   Building Materials & Components         17,000          104,374
*Asia Fibre Public Co. Ltd., fgn. ..................         Textiles & Apparel               134,500            4,494
Ayudhya Insurance Public Co. Ltd., fgn. ............              Insurance                    15,000           46,002
Bangkok Bank Public Co. Ltd. .......................               Banking                     84,500           47,393
Bangkok Bank Public Co. Ltd., fgn. .................               Banking                    161,000          113,353
Bangkok Insurance Public Co. Ltd. BKI...............              Insurance                    19,800           48,673
Bangkok Insurance Public Co. Ltd. BKI, fgn. ........              Insurance                     4,900           21,050
Banpu Public Co. Ltd. ..............................           Energy Sources                  84,800          103,217
*Charoen Pokphand Feedmill Public Co. Ltd. .........      Food & Household Products            61,100           39,372
*Charoen Pokphand Feedmill Public Co. Ltd., fgn. ...      Food & Household Products            82,700           52,304
*Dusit Thani Public Company Ltd., fgn. .............          Leisure & Tourism                74,500           56,897
*Hana Microelectronics Co. Ltd., fgn. ..............      Electrical & Electronics            203,700          391,357
Industrial Finance Corp. of Thailand................         Financial Services               242,700           29,541
Industrial Finance Corp. of Thailand, fgn. .........         Financial Services               721,700           87,844
*Italian-Thai Development Public Co. Ltd., fgn. ....       Construction & Housing             269,900           97,428
*Jasmine International Public Co. Ltd., fgn. .......         Telecommunications               914,000          185,418
*Land and House Public Co. Ltd. ....................             Real Estate                  494,336           90,845
*Land and House Public Co. Ltd., fgn................             Real Estate                  154,300           29,461
*National Petrochemical Public Company Ltd.,
  fgn. .............................................              Chemicals                   741,100          132,655
*Phatra Thanakit Public Co. Ltd., fgn. .............         Financial Services             1,132,332          118,908
Regional Container Lines Public Co. Ltd. ...........           Transportation                     400              286
Regional Container Lines Public Co. Ltd., fgn. .....           Transportation                 139,000           99,523
Saha Union Public Co. Ltd. .........................           Multi-Industry                 400,000          100,239
*Sanyo Universal Electric Public Co Ltd., fgn. .....   Appliances & Household Durables          6,000              558
*Serm Suk Public Co. Ltd. ..........................      Food & Household Products            85,700          309,870
*Serm Suk Public Co. Ltd., fgn. ....................      Food & Household Products             4,900           27,599
*SG Asia Credit Public Co. Ltd. ....................         Financial Services                 7,000            1,136
*Shinawatra Computer & Communications Public Co.
  Ltd. .............................................      Electrical & Electronics             18,500           36,647
*Siam Cement Public Co. Ltd. .......................   Building Materials & Components        128,065          574,611
*Siam Cement Public Co. Ltd., fgn. .................   Building Materials & Components         59,135          378,238
Siam Makro Public Company Ltd., fgn. ...............            Merchandising                 437,100          586,799

                                                                              19

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
THAILAND (CONT.)
*Sino-Thai Engineering & Construction Public Co.,
  fgn. .............................................       Construction & Housing               8,900     $        765
Thai Airways International Public Co. Ltd., fgn. ...           Transportation                 405,800          312,340
*Thai Engine Manufacturing Public Company Ltd. .....       Machinery & Engineering            193,000           23,031
*Thai Farmers Bank Public Co. Ltd. .................               Banking                    481,100          200,937
*Thai Farmers Bank Public Co. Ltd., fgn. ...........               Banking                  2,575,000        1,106,205
*Thai Petrochemical Industry Public Co. Ltd.,
  fgn. .............................................              Chemicals                 1,327,100           53,844
Thai Plastic and Chemical Co. Ltd., fgn. ...........              Chemicals                     2,800            2,740
Thai Rayon Public Co. Ltd. .........................         Textiles & Apparel                17,300            9,238
*Thai Telephone & Telecommunication Public Co. Ltd.,
  fgn. .............................................         Telecommunications               800,400           63,039
*Tipco Asphalt Public Co. Ltd., fgn. ...............   Building Materials & Components        169,000           92,769
*Total Access Communication Public Co. Ltd. ........         Telecommunications               374,000          196,350
*United Communications Industry Public Co. Ltd.,
  fgn. .............................................         Telecommunications             1,151,000          274,702
*United Communications Industry Public Co. Ltd.,
  loc. .............................................         Telecommunications                10,000            1,981
*United Standard Terminal Public Co. Ltd., fgn. ....   Wholesale & International Trade         88,000           49,356
                                                                                                          ------------
                                                                                                             6,847,064
                                                                                                          ------------
TURKEY 5.5%
Akbank..............................................               Banking                175,109,932        3,217,193
Arcelik AS..........................................   Appliances & Household Durables     42,560,541          996,590
Beko Elektronik AS..................................   Appliances & Household Durables     12,748,077          181,400
*Cimentas Izmir Cimento Fabrikasi Turk AS...........   Building Materials & Components     11,979,407          604,171
Erciyas Biracilik...................................      Food & Household Products           354,000           28,375
*Eregli Demir ve Celik Fabrikalari AS...............           Metals & Mining             16,777,250        1,435,425
Finansbank..........................................               Banking                392,190,215        2,966,964
Izocam Ticaret ve Sanayii AS, br. ..................   Building Materials & Components      9,879,173           97,870
*Netas Northern Electric Telekomunic Asyon AS.......      Electrical & Electronics            201,000            6,879
*Netas Northern Electric Telekomunic Asyon AS,
  new...............................................      Electrical & Electronics            844,200           25,455
Turk Demir Dokum, br. ..............................   Appliances & Household Durables     21,338,804          276,738
*Turkiye Garanti Bankasi AS.........................               Banking                  7,561,060          177,048
Vakif Finansal Kiralama AS..........................         Financial Services            11,892,643           74,974
                                                                                                          ------------
                                                                                                            10,089,082
                                                                                                          ------------
VENEZUELA .8%
Ceramica Carabobo CA, A, ADR........................   Building Materials & Components         20,973           21,622
Electricidad de Caracas.............................     Utilities Electrical & Gas         3,168,977          762,290
*International Briquettes Holdings..................           Metals & Mining                    588            2,977
*Manufacturera de Aparatos Domesticos SA............   Appliances & Household Durables         36,000            7,423
Mavesa SA, ADR......................................      Food & Household Products           222,900          585,113
Siderurgica Venezolana Sivensa Saica Svs., A........           Metals & Mining              2,386,918          133,289
                                                                                                          ------------
                                                                                                             1,512,714
                                                                                                          ------------

 20

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
STATEMENT OF INVESTMENTS, AUGUST 31, 1998 (CONT.)

                                                                  INDUSTRY                  SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
LONG TERM SECURITIES (CONT.)
ZIMBABWE .1%
Delta Corp. ........................................           Multi-Industry                 227,341     $     70,269
Meikles Africa Ltd. ................................           Multi-Industry                  37,000           26,825
Transarchipel Shipping Ltd. ........................           Multi-Industry                 587,000           45,893
Zimbabwe Sun Ltd. ..................................           Multi-Industry                 106,688            7,759
                                                                                                          ------------
                                                                                                               150,746
                                                                                                          ------------
TOTAL LONG TERM SECURITIES (COST $213,124,579)......                                                       124,729,476
                                                                                                          ------------
SHORT TERM INVESTMENTS (COST $57,070,938) 31.3%
+U.S. Treasury Bills, 4.89% to 5.13%, with
  maturities to 12/17/98............................                                       57,769,000       57,119,227
                                                                                                          ------------
TOTAL INVESTMENTS (COST $270,195,517) 99.7%.........                                                       181,848,703
OTHER ASSETS, LESS LIABILITIES .3%..................                                                           503,037
                                                                                                          ------------
TOTAL NET ASSETS 100.0%.............................                                                      $182,351,740
                                                                                                          ============

CURRENCY ABBREVIATIONS:

PHP  -- Philippine Peso
ZAR  -- South African Rand

*Non-income producing.
+Designates debt securities that are traded in U.S. dollars unless otherwise indicated.
++Receipts of Telebras stock represent a basket of twelve new holding companies to be received in conjunction with the "split-up" of Telecomunicacoes Brasileiras SA (Telebras).
                       See Notes to Financial Statements.
                                                                              21

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998

Assets:
 Investments in securities, at value (cost $270,195,517)....    $181,848,703
 Cash.......................................................          19,659
 Receivables:
  Investment securities sold................................         137,989
  Dividends and interest....................................         847,664
                                                                ------------
      Total assets..........................................     182,854,015
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................          18,483
  To affiliates.............................................         246,863
 Accrued liabilities........................................         236,929
                                                                ------------
      Total liabilities.....................................         502,275
                                                                ------------
Net assets, at value........................................    $182,351,740
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $  4,795,230
 Net unrealized depreciation................................     (88,346,814)
 Accumulated net realized gain..............................      68,912,900
 Capital shares.............................................     196,990,424
                                                                ------------
Net assets, at value........................................    $182,351,740
                                                                ============
Net asset value per share ($182,351,740 / 16,800,338 shares
  outstanding)..............................................          $10.85
                                                                ============

                       See Notes to Financial Statements.
 22

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1998

Investment Income:
 (net of foreign taxes of $437,182)
 Dividends..................................................    $ 7,399,728
 Interest...................................................      1,565,470
                                                                -----------
      Total investment income...............................                      $   8,965,198
Expenses:
 Management fees (Note 3)...................................      3,417,069
 Administrative fees (Note 3)...............................        410,048
 Transfer agent fees........................................         22,000
 Custodian fees.............................................        469,206
 Reports to shareholders....................................        174,000
 Registration and filing fees...............................         28,500
 Professional fees..........................................         91,106
 Directors' fees and expenses...............................         30,000
 Other......................................................         11,678
                                                                -----------
      Total expenses........................................                          4,653,607
                                                                                  -------------
            Net investment income...........................                          4,311,591
                                                                                  -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     79,000,250
  Foreign currency transactions.............................       (813,615)
                                                                -----------
      Net realized gain.....................................                         78,186,635
      Net unrealized depreciation on investments............                       (205,907,624)
                                                                                  -------------
Net realized and unrealized loss............................                       (127,720,989)
                                                                                  -------------
Net decrease in net assets resulting from operations........                      $(123,409,398)
                                                                                  =============

                       See Notes to Financial Statements.
                                                                              23

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1998 AND 1997

                                                                    1998                1997
                                                                --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   4,311,591       $  4,470,808
  Net realized gain from investments and foreign currency
    transactions............................................       78,186,635         34,714,170
  Net unrealized appreciation (depreciation) on
   investments..............................................     (205,907,624)        35,709,116
                                                                --------------------------------
    Net increase (decrease) in net assets resulting from
      operations............................................     (123,409,398)        74,894,094
 Distributions to shareholders from:
  Net investment income.....................................       (4,385,151)        (3,534,016)
  Net realized gains........................................      (36,081,159)       (15,067,265)
 Capital share transactions (Note 2)........................        4,225,187          2,031,444
                                                                --------------------------------
    Net increase (decrease) in net asset....................     (159,650,521)        58,324,257
Net assets:
 Beginning of year..........................................      342,002,261        283,678,004
                                                                --------------------------------
 End of year................................................    $ 182,351,740       $342,002,261
                                                                ================================
Undistributed net investment income included in net assets:
 End of year................................................    $   4,795,230       $  4,351,887
                                                                ================================

                       See Notes to Financial Statements.
 24

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Emerging Markets Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company. The Fund seeks long-term capital appreciation by investing primarily in emerging country equity securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Certain countries in which the Fund invests have imposed restrictions on the repatriation of their currencies. Other countries have previously instituted currency exchange controls in the past during periods of serious imbalance in their balance of payments or upon the occurrence of other destabilizing events. Exchange control regulations may restrict the Fund's ability to convert investment income, capital, or the proceeds of securities into U.S. dollars. As of August 31, 1998, the Fund has investments with a value of approximately $6.2 million in countries with restrictions on the repatriation of their currencies or formal exchange controls currently in place.

                                                                              25

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL SHARES

At August 31, 1998, there were 30 million shares authorized ($0.01 par value). During the years ended August 31, 1998 and 1997, 252,599 shares were issued for $4,225,187 and 112,244 shares were issued for $2,031,444 from reinvested distributions, respectively.

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Assets Management Ltd. (TAML) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively.

The Fund pays an investment management fee to TAML of 1.25% per year of the average daily net assets of the Fund. The Fund pays an administrative fee monthly to FT Services based on the rate of 0.15% per year of the Fund's average daily net assets.

Legal fees of $35,219 were paid to a law firm in which a partner is an officer of the Fund.

 26

PAGE


TEMPLETON EMERGING MARKETS FUND, INC.
Notes to Financial Statements (continued)

4. INCOME TAXES

At August 31, 1998, the net unrealized depreciation based on the cost of investments for income tax purposes of $271,650,139 was as follows:

Unrealized appreciation.....................................  $  13,373,458
Unrealized depreciation.....................................   (103,174,894)
                                                              -------------
Net unrealized depreciation.................................  $ (89,801,436)
                                                              =============

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1998 aggregated $97,982,983 and $153,737,419, respectively.

                                                                              27

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Independent Auditor's Report

THE BOARD OF DIRECTORS AND SHAREHOLDERS
TEMPLETON EMERGING MARKETS FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton Emerging Markets Fund, Inc. as of August 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton Emerging Markets Fund, Inc. as of August 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

                                          /s/McGladrey & Pullen, LLP

New York, New York
September 29, 1998

 28

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Annual Meeting of Shareholders, February 17, 1998

An Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 East Broward Boulevard, Ft. Lauderdale, Florida, on February 17, 1998. The purpose of the meeting was to elect three Directors of the Fund, to ratify the selection of McGladrey & Pullen, LLP, as the Fund's independent auditors for the fiscal year ending August 31, 1998, and in their discretion, to authorize the proxyholders to vote upon other such matters that may legally come before the meeting or any adjournment of the meeting. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund: Harmon E. Burns, Andrew H. Hines, Jr. and Charles B. Johnson.* The shareholders ratified the selection of McGladrey & Pullen, LLP, to serve as the Fund's independent auditors for the fiscal year ending August 31, 1998. No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

1. The election of three (3) Directors for the term set forth below:

                                                                                 % OF                           % OF
                                                                              OUTSTANDING                    OUTSTANDING
                    TERM EXPIRING 2001:                          FOR            SHARES         WITHHELD        SHARES
------------------------------------------------------------------------------------------------------------------------
Harmon E. Burns.............................................  12,399,904        74.03%         215,824          1.29%
Andrew H. Hines, Jr. .......................................  12,417,807        74.14%         197,921          1.18%
Charles B. Johnson..........................................  12,444,967        74.30%         170,761          1.02%

2. The ratification or rejection of the selection of McGladrey & Pullen, LLP, as independent auditors for the Fund for the fiscal year ending August 31, 1998:

                % OF                    % OF                    % OF
             OUTSTANDING             OUTSTANDING             OUTSTANDING
   FOR         SHARES      AGAINST     SHARES      ABSTAIN     SHARES
------------------------------------------------------------------------
12,245,304     73.10%      76,465       0.46%      293,959      1.76%

*Harris J. Ashton, Nicholas F. Brady, S. Joseph Fortunato, John Wm. Galbraith, Edith E. Holiday, Betty P. Krahmer, Gordon S. Macklin and Fred R. Millsaps are Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.
                                                                              29

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features: -- Shareholders must affirmatively elect to participate in the Plan; Stock dividends and capital gain distributions will be reinvested automatically; ChaseMellon Shareholder Services, Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938, will provide additional Plan information upon request.-- Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in stock at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market. -- A participant has the option of submitting additional payments to Mellon Securities Trust Company (the "Plan Agent"), in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments shall be made by check or money order payable to "Mellon Securities Trust Co." and sent to ChaseMellon Shareholder Services, Investor Services, P.O. Box 382009, Pittsburgh, PA 15250-8009, Attn: Templeton Emerging Markets Fund, Inc. The Plan Agent shall apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares in the open market. -- The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax which may be payable on dividends or distributions. -- The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Agent sent to ChaseMellon Shareholder Services, Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938. Upon withdrawal, the participant will receive, without charge, stock certificates issued in the participant's name for all full shares held by the Plan Agent; or, if the participant wishes, the Plan Agent will sell the participant's shares and send the proceeds, less a service charge of $5.00 and less trading fees. -- Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested.

SHAREHOLDER INFORMATION

Shares of Templeton Emerging Markets Fund, Inc. are traded daily on the New York Stock Exchange under the symbol "EMF". The Fund's shares are also listed and traded on the Pacific Exchange. Information about the net asset value and the market price is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For current information about dividends and shareholder accounts, call 1-800-416-5585.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. Pacific Time any business day at 1-800-DIAL BEN(R) (1-800-342-5236).

If any shareholder is not receiving copies of the Reports to Shareholders because shares are registered in a broker's name or in a custodian's name, he or she can request that his or her name be added to the Fund's mailing list, by writing Templeton Emerging Markets Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

 30

PAGE

TEMPLETON EMERGING MARKETS FUND, INC.
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates the following amounts as capital gain dividends for the fiscal year ended August 31, 1998:

28% Rate Gain...............................................    $   695,978
20% Rate Gain...............................................     77,724,977
                                                                -----------
Total.......................................................    $78,420,955
                                                                ===========

                                                                              31

PAGE

                       This page intentionally left blank

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
Franklin Templeton Hard
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
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Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Bond Fund
Franklin Floating Rate Trust
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           09/98

PAGE

TEMPLETON EMERGING
MARKETS FUND, INC.
100 Fountain Parkway
P.O. Box 33030
St. Petersburg, Florida 33733-8030

TRANSFER AGENT
Chase Mellon Shareholder Services
450 West 33rd Street
New York, New York 10001
1-800/416-5585

FUND INFORMATION
1-800/342-5236

Investors should be aware that the value of investments made for the Fund may go down as well as up, and that the Investment Manager may make errors in selecting securities for the Fund's portfolio. Like any investment in securities, the value of Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

                                        [RECYCLE LOGO] Printed on recycled paper

TLEMF A98 10/98